Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivables
Total trade accounts receivables	$ 2,269	$ 2,656	$ 2,227
Contract liabilities - current	84	111	147
Total contract liabilities	84	111	147
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year		150
Deferred revenue
Total deferred revenue			150
Secure Microcontrollers
Trade accounts receivables
Total trade accounts receivables	1,794	2,321	1,756
Deferred revenue
Total deferred revenue			150
All Others
Trade accounts receivables
Total trade accounts receivables	$ 475	$ 335	$ 471